Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	35-1544218
Plan number	002
Participant Loans	$ 3,135,467
Total	$ 299,272,958
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 272,572,806
Investment, Identifier [Axis]: American Funds Europacific Growth Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	38,779
TOTAL INVESTMENTS	$ 2,349,215
Investment, Identifier [Axis]: Charles Schwab & Co PCRA | Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 3,511,488
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	253,970
TOTAL INVESTMENTS	$ 4,180,354
Investment, Identifier [Axis]: Federated Hermes Short Intermediate Total Return Bond Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	112,133
TOTAL INVESTMENTS	$ 1,145,998
Investment, Identifier [Axis]: Federated Hermes Total Return Bond Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	664,657
TOTAL INVESTMENTS	$ 6,367,417
Investment, Identifier [Axis]: Fidelity Contrafund Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	595,450
TOTAL INVESTMENTS	$ 20,834,800
Investment, Identifier [Axis]: Fidelity International Small Cap Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,018
TOTAL INVESTMENTS	$ 1,555,092
Investment, Identifier [Axis]: First Merchants Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	190,412
TOTAL INVESTMENTS	$ 8,468,288
Investment, Identifier [Axis]: JPMorgan Global Bonds Opportunities Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	71,835
TOTAL INVESTMENTS	$ 712,600
Investment, Identifier [Axis]: Lincoln Stable Value Account | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,175,285
TOTAL INVESTMENTS	$ 11,584,909
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	175,879
TOTAL INVESTMENTS	$ 5,001,994
Investment, Identifier [Axis]: Principal High Yield Fund| Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	248,184
TOTAL INVESTMENTS	$ 1,665,317
Investment, Identifier [Axis]: T Rowe Price Dividend Growth Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	119,444
TOTAL INVESTMENTS	$ 9,740,673
Investment, Identifier [Axis]: Vanguard 500 Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	48,592
TOTAL INVESTMENTS	$ 30,702,675
Investment, Identifier [Axis]: Vanguard Balanced Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	45,328
TOTAL INVESTMENTS	$ 2,348,432
Investment, Identifier [Axis]: Vanguard Emerging Markets Stock Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	46,871
TOTAL INVESTMENTS	$ 2,090,910
Investment, Identifier [Axis]: Vanguard High Dividend Yield Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	58,267
TOTAL INVESTMENTS	$ 2,521,193
Investment, Identifier [Axis]: Vanguard International Growth Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,128
TOTAL INVESTMENTS	$ 3,662,283
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,599
TOTAL INVESTMENTS	$ 9,917,825
Investment, Identifier [Axis]: Vanguard Real Estate Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	14,471
TOTAL INVESTMENTS	$ 1,814,485
Investment, Identifier [Axis]: Vanguard S/T Federal Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	128,334
TOTAL INVESTMENTS	$ 1,328,253
Investment, Identifier [Axis]: Vanguard S/T Inflation Protected Securities Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	66,665
TOTAL INVESTMENTS	$ 1,653,293
Investment, Identifier [Axis]: Vanguard Selected Value Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	218,406
TOTAL INVESTMENTS	$ 5,792,119
Investment, Identifier [Axis]: Vanguard Small Cap Growth Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,715
TOTAL INVESTMENTS	$ 4,639,028
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	55,714
TOTAL INVESTMENTS	$ 6,885,180
Investment, Identifier [Axis]: Vanguard Small Cap Value Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	55,706
TOTAL INVESTMENTS	$ 5,070,401
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	84,364
TOTAL INVESTMENTS	$ 2,315,794
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	537,814
TOTAL INVESTMENTS	$ 10,729,380
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	508,127
TOTAL INVESTMENTS	$ 21,509,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	728,866
TOTAL INVESTMENTS	$ 19,956,344
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	350,485
TOTAL INVESTMENTS	$ 17,506,727
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	438,710
TOTAL INVESTMENTS	$ 15,240,776
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	201,843
TOTAL INVESTMENTS	$ 11,965,231
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	164,875
TOTAL INVESTMENTS	$ 10,908,116
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	134,931
TOTAL INVESTMENTS	$ 8,228,103
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	96,141
TOTAL INVESTMENTS	$ 3,848,540
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	14,736
TOTAL INVESTMENTS	$ 468,891
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	349,529
TOTAL INVESTMENTS	$ 4,847,972
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	46,649
TOTAL INVESTMENTS	$ 1,890,679
Investment, Identifier [Axis]: Vanguard Windsor II Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	134,025
TOTAL INVESTMENTS	$ 11,177,716